Condensed Financial Information of the Parent Company (Details) - Schedule of parent company cash flows - Parent Company [Member]	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Condensed Financial Information of the Parent Company (Details) - Schedule of parent company cash flows [Line Items]
Net income	¥ 102,204,472	$ 14,650,450	¥ 89,217,792	¥ 73,337,971
Equity income of subsidiaries and VIEs	(109,156,163)	(15,646,937)	(91,056,631)	(73,337,971)
Other receivables - intercompany	(62,298,143)	(8,930,097)
Net cash used in operating activities	(69,249,834)	(9,926,584)	(1,838,839)
Proceeds from issuance of Series A convertible preferred shares			137,738,000
Proceeds from related party loans			2,419,278
Net cash provided by financing activities			140,157,278
EFFECT OF EXCHANGE RATE ON CASH	1,448,063	207,572	(465,920)
CHANGES IN CASH AND CASH EQUIVALENTS	(67,801,771)	(9,719,012)	137,852,519
CASH AND CASH EQUIVALENTS, beginning of year	137,852,519	19,760,402
CASH AND CASH EQUIVALENTS, end of year	¥ 70,050,747	$ 10,041,390	¥ 137,852,519